Note 14 - Employee Benefits - ESOP Share Allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares held by participants beginning of the year (in shares)	357,135	339,870	334,277
Shares allocated to participants (in shares)	24,317	24,317	24,377
Shares distributed to participants (in shares)	(41,215)	(7,052)	(18,784)
Shares held by participants end of year (in shares)	340,237	357,135	339,870
Unreleased shares beginning of the year (in shares)	255,429	279,746	304,123
Shares released during year (in shares)	(24,317)	(24,317)	(24,377)
Unreleased shares end of year (in shares)	231,112	255,429	279,746
Total ESOP shares end of year (in shares)	571,349	612,564	619,616
Fair value of unreleased shares at December 31	$ 4,534,417	$ 4,878,694	$ 4,895,555